Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net (loss) income	$ (826,697)	$ (2,575,459)	$ 8,216,352
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Stock based compensation expense	381,800	3,656,800
Change in fair value of warrant liabilities	470,804	(777,266)
Change in fair value of option liability	149,740
Gain on sale of crypto currencies	(17,496)
Amortization of debt discounts	783,994	13,288
Depreciation	1,295,470	40,556	52,852
Deferred taxes	1,128	(451)	(1,827)
Gain on forgiveness of debt	(104,640)		(25,528)
(Increase) decrease in operating assets
Securities owned	(15,882,747)	162,579	927,032
Receivables from broker-dealers and clearing organizations	(79,849,184)	(6,404,232)	4,723,829
Prepaids, deposits and other assets	(7,028,192)	(6,080)	(119,489)
Increase (decrease) in operating liabilities
Payables to customers	30,738,655	1,367,577	(5,697,526)
Payables to broker-dealers and clearing organizations	49,256,080	3,845,740
Accrued expenses and other payables	148,786	782,623	(98,700)
Net cash (used in) provided by operating activities	(20,482,499)	105,675	7,976,995
Cash Flows from Investing Activities
Purchases of fixed assets	(10,234,188)		(20,576)
Acquisition of Trademarks		(5,184)	(4,117)
Advance payments for assets acquisition		(5,950,000)
Advances to shareholder			(6,484,121)
Advances to unrelated parties			(19,108,159)
Investment in investment funds	(1,550,314)
Acquisition of noncontrolling interest	(40,000)
Short term loans receivable	(1,000,000)	(680,350)	(1,637,310)
Collection of short term loan	719,815	86,020
Net cash used in investing activities	(12,104,687)	(6,549,514)	(27,254,283)
Cash Flows from Financing Activities
Dividends paid		(385,901)
Cash acquired in the reverse recapitalization		2,476,198
Payments for reverse recapitalization and ordinary shares issuance costs		(1,908,591)
Proceeds from August 2020 PIPE, net of costs		2,021,951
Proceeds from the exercise of December 2020 warrants	27,400,000
Proceeds from the exercise of August 2020 PIPE Warrants	1,541,666
Proceeds from the exercise of January 2021 Call Options	4,000,000
Proceeds from issuance Series A Convertible Preferred Shares and detachable warrants, net of issuance costs	6,299,000
Proceeds from issuance of Series B Convertible Preferred Shares and detachable December 2021 Warrants, net of costs	3,742,000
Proceeds from issuance of ordinary shares to Yuntian	777,971
Proceeds from issuance of convertible debenture		1,540,000
Proceeds from Short-term borrowings	110,000		21,047,260
Repayment of Short-term borrowings	(292,240)	(1,124,448)	(382,917)
Repayment of Short-term borrowings from related party		(128,415)
Advances from director		1,616,565	7,679,131
Repayments to director		(1,467,043)	(7,679,131)
Net cash provided by financing activities	43,578,397	2,640,316	20,664,343
Effect of Exchange Rate Changes on Cash, Cash Equivalents, and Restricted Cash	(33,833)	16,441	85,966
Net Change in Cash, Cash Equivalents, and Restricted Cash	10,957,378	(3,787,082)	1,473,021
Cash, Cash Equivalents, and Restricted Cash – Beginning of Year	4,794,097	8,581,179	7,108,158
Cash, Cash Equivalents, and Restricted Cash – End of Year	15,751,475	4,794,097	8,581,179
Noncash Investing and Financing Activities
Settlement of short-term loans receivable and borrowings			19,120,332
Return of capital through reduction in subscription receivable			3,022,606
Return of capital through reduction in due from shareholder			1,875,406
Dividends made through reduction in due from shareholder			4,608,715
Dividends declared and payable at year-end			385,901
Net liabilities acquired in the reverse recapitalization		57,963
Increase in payables for ordinary shares isssuance costs		504,084
Transfer from other assets to intangible assets		13,277
Decrease in accrued expenses for shares issued to prior D&O		60,000
Convertible debenture debt discounts and issuance costs charged to equity		659,782
Subscription receivable for the shares issued in August 2020 PIPE		508,750
Decrease in notes receivable and other assets in exchange for fixed assets (Note 8)	8,000,000
Decrease in receivable in exchange for fixed assets	534,564
Value of January 2021 Call Options issued for service	1,909,000
Issuance of ordinary shares in connection with 2020 Share Incentive Plan	148
Conversion of crypto currencies to USDT	17,496
Conversion of Debenture into ordinary shares	1,611,600
Conversion of Series A Convertible Preferred Shares and accrued dividends	302,247
Accrued dividends on Series A and Series B Convertible Preferred Shares	211,000
Deemed dividend on Series A and Series B Convertible Preferred Shares	1,599,204
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	841,847	115,160	729,504
Cash paid for income taxes	$ 54,667	$ 8,227	$ 1,521